Submission	Jan. 06, 2026
Submission [Line Items]
Central Index Key	0001830974
Registrant Name	Aspiriant Capital Appreciation Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A